(LETTERHEAD OF NUVEEN INVESTMENTS, LLC)
   April 28, 2004


Securities and Exchange Commission
 450 Fifth Street, N.W.
 Washington, D.C.  20549-1004
 ATTN: Filing Desk, Stop 1-4


Re:    Nuveen Tax-Free Unit Trust, Series 1141
         SEC File No. 333-93687
         CIK No.      0001087632




Ladies/Gentlemen:




In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above-captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 4, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on or about April 28, 2004.


Very truly yours,


NUVEEN INVESTMENTS, LLC




/s/ Gifford R. Zimmerman
     Gifford R. Zimmerman
     Managing Director